As filed with the Securities and Exchange Commission on April 19, 2019

Securities Act File No. 333-225588

Investment Company Act File No. 811-23325

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 10	☒

(Check appropriate box or boxes)

SIX CIRCLESsm TRUST

(Exact Name of Registrant Specified in Charter)

383 Madison Avenue

New York, NY 10179

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (212) 270-6000

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With copies to:

Nora M. Jordan, Esq.
Abby L. Ingber, Esq.	Gregory S. Rowland, Esq.
J.P. Morgan Private Investments Inc.	Davis Polk & Wardwell LLP
4 New York Plaza, 19th Floor	450 Lexington Avenue
New York, NY 10004	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 9 to the Registration Statement of the Six Circles Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment to the Registration Statement on Form N-1A filed on April 9, 2019. This PEA No. 9 is filed for the sole purpose of submitting XBRL exhibits for the risk/return summary for the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund series of the Registrant first provided in PEA No. 9.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 9 to Registration Statement No. 333-225588 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 19th day of April, 2019.

Six Circles Trust

By:	/s/ Mary Savino
Name:	Mary Savino
Title:	Trustee

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 19, 2019.

/s/ May Savino
Mary Savino Trustee

/s/ Lisa Borders*
Lisa Borders Trustee

/s/ James Donovan*
James Donovan Trustee

/s/ Kevin Klingert*
Kevin Klingert Trustee

/s/ Neil Medugno*
Neil Medugno Trustee

/s/ Lauren Stack*
Lauren Stack Trustee

*By:
/s/ Mary Savino
Mary Savino** Attorney-in-Fact

**	Executed by Mary Savino on behalf of each of the Trustees pursuant to Powers of Attorney dated June 12, 2018.

EXHIBIT INDEX

Exhibit No.	Description

EX.101.INS	XBRL Instance Document

EX.101.SCH	XBRL Taxonomy Extension Schema Document

EX.101.CAL	XBRL Taxonomy Extension Calculation Document

EX.101.DEF	XBRL Taxonomy Extension Definition Document

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX.101.PRE	XBRL Taxonomy Extension Presentation Linkbase